Variable Interest Entities	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

Note 24. Variable Interest Entities

VIEs for which we are the primary beneficiary

As discussed in Note 2, we consolidate Restaurant VIEs where Tim Hortons is the restaurant’s primary beneficiary and Advertising VIEs. The balance sheet data associated with Restaurant VIEs and Advertising VIEs presented on a gross basis, prior to consolidation adjustments, are as follows:

	As of December 31, 2014
	Restaurant VIE’s	Advertising VIE’s
Cash and cash equivalents	$5.9	$—
Inventories and other current assets, net	5.2	—
Advertising fund restricted assets – current	—	53.0
Property and equipment, net	10.7	55.7
Other assets, net	0.2	0.4

Total assets	$22.0	$109.1

Notes payable to Tim Hortons Inc. – current (1)(2)	$9.2	$11.4
Other accrued liabilities	7.5	0.2
Advertising fund liabilities – current	—	45.5
Notes payable to Tim Hortons Inc. – long-term (1)(2)	0.3	45.5
Other liabilities, net	3.9	6.5

Total liabilities	20.9	109.1

Equity of VIEs	1.1	—

Total liabilities and equity	$22.0	$109.1

(1)	Various assets and liabilities are eliminated upon the consolidation of these VIEs.
(2)	In fiscal 2014, the Ad Fund entered into an agreement with a Tim Hortons subsidiary for the Tim Card Revolving Credit Facility and the Tim Card Loan, which are funded by the Restricted cash and cash equivalents related to our Tim Card program. These balances are eliminated upon consolidation of the Ad Fund.

The liabilities recognized as a result of consolidating these VIEs do not necessarily represent additional claims on our general assets; rather, they represent claims against the specific assets of the consolidated VIEs. Conversely, assets recognized as a result of consolidating these VIEs do not represent additional assets that could be used to satisfy claims by our creditors as they are not legally included within the Company’s general assets.

VIEs for which we are not the primary beneficiary

We have investments in certain TH real estate ventures and certain BK master franchisees, which were determined to be VIEs of which we are not the primary beneficiary. We do not consolidate these entities as control is considered to be shared by both TH and the other joint owners in the case of the TH real estate ventures, or control rests with other parties in the case of BK master franchisee VIEs.